UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2884

Salomon Brothers Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS OPPORTUNITY FUND INC.

FORM N-Q

MAY 31, 2006

SALOMON BROTHERS OPPORTUNITY FUND INC.

Schedule of Investments (unaudited)	May 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 7.6%
Household Durables - 7.0%
306,010	Koninklijke Philips Electronics NV, New York Registered Shares	$9,672,976
14,850	Liberty Homes Inc., Class A Shares (a)	86,873
22,050	Liberty Homes Inc., Class B Shares (a)	132,300

	Total Household Durables	9,892,149

Media - 0.6%
19,400	News Corp., Class A Shares	369,958
28,700	Time Warner Inc.	493,927

	Total Media	863,885

	TOTAL CONSUMER DISCRETIONARY	10,756,034

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
96,000	FHC Delaware Inc. (a)(b)*	456,000

ENERGY - 16.9%
Energy Equipment & Services - 0.9%
14,200	Diamond Offshore Drilling Inc.	1,217,508

Oil, Gas & Consumable Fuels - 16.0%
10,876	EnCana Corp.	549,673
112,500	Murphy Oil Corp.	5,932,125
20,900	Overseas Shipholding Group Inc.	1,073,215
228,600	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	15,158,466

	Total Oil, Gas & Consumable Fuels	22,713,479

	TOTAL ENERGY	23,930,987

FINANCIALS - 50.5%
Capital Markets - 10.0%
425,876	Bank of New York Co. Inc.	14,151,859

Commercial Banks - 3.3%
237,400	Popular Inc.	4,598,438

Diversified Financial Services - 3.2%
69,950	Leucadia National Corp.	4,479,598

Insurance - 15.6%
308,600	Chubb Corp.	15,593,558
81,900	CNA Financial Corp.*	2,668,302
26,400	Loews Corp.	897,072
40,000	Merchants Group Inc. (a)	1,180,000
82,500	Old Republic International Corp.	1,763,025

	Total Insurance	22,101,957

Real Estate Investment Trusts (REITs) - 1.9%
70,490	Rayonier Inc.	2,741,356

Real Estate Management & Development - 14.9%
299,200	Forest City Enterprises Inc., Class A Shares	13,434,080
173,300	Forest City Enterprises Inc., Class B Shares (c)	7,665,059
5,500	Harbor Global Co., Ltd.	51,975

	Total Real Estate Management & Development	21,151,114

Thrifts & Mortgage Finance - 1.6%
38,300	Freddie Mac	2,299,532

	TOTAL FINANCIALS	71,523,854

HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 0.1%
3,500	Stryker Corp.	153,650

See Notes to Schedule of Investments.

1

SALOMON BROTHERS OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Health Care Providers & Services - 4.6%
10,600	Health Net Inc.*	$456,012
23,900	Humana Inc.*	1,210,057
67,208	WellPoint Inc.*	4,810,749

	Total Health Care Providers & Services	6,476,818

Pharmaceuticals - 0.9%
55,864	Pfizer Inc.	1,321,742

	TOTAL HEALTH CARE	7,952,210

INDUSTRIALS - 12.4%
Aerospace & Defense - 5.6%
112,200	General Dynamics Corp.	7,140,408
10,600	Lockheed Martin Corp.	768,394

	Total Aerospace & Defense	7,908,802

Air Freight & Logistics - 0.3%
64,300	ABX Air Inc.*	433,382

Airlines - 0.9%
52,100	AMR Corp.*	1,284,786

Building Products - 1.8%
43,500	Ameron International Corp.	2,491,680

Commercial Services & Supplies - 0.8%
103,550	TRC Cos. Inc.*	1,082,098

Industrial Conglomerates - 1.2%
44,100	General Electric Co.	1,510,866
8,303	Tyco International Ltd.	225,094

	Total Industrial Conglomerates	1,735,960

Machinery - 1.0%
35,300	Tecumseh Products Co., Class A Shares*	766,363
36,000	Tecumseh Products Co., Class B Shares*	702,000

	Total Machinery	1,468,363

Marine - 0.8%
25,000	Alexander & Baldwin Inc.	1,131,250

	TOTAL INDUSTRIALS	17,536,321

INFORMATION TECHNOLOGY - 1.8%
Computers & Peripherals - 0.7%
13,300	International Business Machines Corp.	1,062,670

IT Services - 0.1%
8,134	Sabre Holdings Corp., Class A Shares	174,068

Semiconductors & Semiconductor Equipment - 0.4%
21,000	National Semiconductor Corp.	539,280

Software - 0.6%
35,200	Microsoft Corp.	797,280

	TOTAL INFORMATION TECHNOLOGY	2,573,298

MATERIALS - 1.2%
Chemicals - 0.9%
6,320	Kronos Worldwide Inc.	185,176
11,121	Monsanto Co.	935,943
11,400	NL Industries Inc.	135,774

	Total Chemicals	1,256,893

Metals & Mining - 0.3%
7,177	Newmont Mining Corp.	374,281

	TOTAL MATERIALS	1,631,174

See Notes to Schedule of Investments.

2

SALOMON BROTHERS OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
5,500	Verizon Communications Inc.	$171,655

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $24,030,900)	136,531,533

FACE AMOUNT
SHORT-TERM INVESTMENTS (d) - 3.6%
Commercial Paper - 3.6%
$ 2,455,000	Apache Corp., 5.121% due 6/1/06	2,455,000
2,580,000	Deutsche Bank NY, 5.005% due 6/1/06	2,580,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,035,000)	5,035,000

	TOTAL INVESTMENTS - 100.0% (Cost - $29,065,900#)	141,566,533
	Other Assets in Excess of Liabilities - 0.0%	60,758

	TOTAL NET ASSETS - 100.0%	$141,627,291

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)	Convertible into Forest City Enterprises Inc., Class A Shares.

(d)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Opportunity Fund Inc. (the “Fund”) is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$114,509,280
Gross unrealized depreciation	(2,008,647)

Net unrealized appreciation	$112,500,633

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Opportunity Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Executive Vice President

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Executive Vice President

Date:	July 28, 2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	July 28, 2006